Outstanding Claims (Details) - Schedule of outstanding claims - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross [Member]
Outstanding Claims (Details) - Schedule of outstanding claims [Line Items]
Reported claims	$ 312,334	$ 292,722	$ 285,770
Claims incurred but not reported	179,921	120,331	98,610
Total movement in outstanding claims	492,255	413,053	384,380
Claims paid	(119,722)	(134,761)	(131,151)
Provided during the year related to current accident year	257,233	225,950	150,799
(Released) provided during the year related to previous accident years	(53,867)	(11,987)	9,025
At the end of the year	575,899	492,255	413,053
Reported claims	306,946	312,334	292,722
Claims incurred but not reported	268,953	179,921	120,331
Reported claims, net	575,899	492,255	413,053
Reinsurers' share [Member]
Outstanding Claims (Details) - Schedule of outstanding claims [Line Items]
Reported claims	(160,373)	(163,191)	(170,125)
Claims incurred but not reported	(27,112)	(13,021)	(17,440)
Total movement in outstanding claims	(187,485)	(176,212)	(187,565)
Claims paid	32,411	51,018	53,114
Provided during the year related to current accident year	(64,926)	(68,135)	(26,444)
(Released) provided during the year related to previous accident years	37,752	5,844	(15,317)
At the end of the year	(182,248)	(187,485)	(176,212)
Reported claims	(120,323)	(160,373)	(163,191)
Claims incurred but not reported	(61,925)	(27,112)	(13,021)
Reported claims, net	(182,248)	(187,485)	(176,212)
Net [Member]
Outstanding Claims (Details) - Schedule of outstanding claims [Line Items]
Reported claims	151,961	129,531	115,645
Claims incurred but not reported	152,809	107,310	81,170
Total movement in outstanding claims	304,770	236,841	196,815
Claims paid	(87,311)	(83,743)	(78,037)
Provided during the year related to current accident year	192,307	157,815	124,355
(Released) provided during the year related to previous accident years	(16,115)	(6,143)	(6,292)
At the end of the year	393,651	304,770	236,841
Reported claims	186,623	151,961	129,531
Claims incurred but not reported	207,028	152,809	107,310
Reported claims, net	$ 393,651	$ 304,770	$ 236,841